Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
STOCKHOLDERS' DEFICIT
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	100,000,000
Series A Preferred stock shares issued	150,000	150,000
Series A Preferred stock shares outstanding	150,000	150,000
Series B Preferred stock shares issued	0	0
Series B Preferred stock shares outstanding	0	0
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	5,000,000,000	2,000,000,000
Common stock shares issued	648,391,560	923,444
Common stock shares outstanding	648,391,316	923,200